13. DERIVATIVE CONTRACTS, AT FAIR VALUE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
13. DERIVATIVE CONTRACTS, AT FAIR VALUE

In the normal course of business, the Company utilizes derivative contracts in connection with its oil and natural gas operations.  Derivative contracts are subject to additional risks that can result in additional losses.  The Company’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks of commodity price risk.  In addition to its primary underlying risks, the Company is also subject to additional counterparty risk due to inability of  its counterparties to meet the terms of their contracts.

Options

The Company is subject to commodity price risk in the normal course of pursuing its investment objectives.  The Company may enter into options to speculate on the price movements of the commodity underlying the option or for use as an economic hedge against oil and natural gas production.  Option contracts purchased give the Company the right, but not the obligation, to buy or sell within a limited time, a commodity at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

For some OTC options, the Company may be exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to the Company is the fair value of the contracts and the premiums paid to purchase its open option contracts. In these instances, the Company considers the credit risk of the intermediary counterparty to its option transactions in evaluating potential credit risk.

Collar Contracts

A collar is an option strategy that limits the range of possible positive or negative returns on an underlying commodity to a specific range based on the strike prices of the underlying commodities. The Company’s collar contracts are comprised of a purchased put option (the “Floor”) and a written call option (the “Ceiling”) on crude oil commodities. The current fair value of the collar contracts as of June 30, 2013 (unaudited) and as of December 31, 2012 are included in the derivative liabilities in the accompanying consolidated balance sheet.

Underlying Exposure

At June 30, 2013 (unaudited) and December 31, 2012, the Company’s derivative activities were composed of 1 outstanding collar contract that hedged oil prices from October 2012 to July 2014. The volumes and the related floor and celling prices for the collars, categorized by the primary underlying risk, are as follows:

Primary underlying risk

Commodity price	Volume (Bbl)	Floor	Ceiling
Collars
Crude oil
Jan – Dec 2013	37,320	$73.00	$99.00
Jan – July 2014	14,280	$73.00	$99.00

The Company did not hold any derivative contracts at December 31, 2011.

Impact of Derivatives on the Consolidated Balance Sheets and Consolidated Statement of Operations

The following tables identify the fair value amounts of derivative instruments included in the accompanying consolidated balance sheets as derivative contracts, categorized by primary underlying risk.  Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting.  The following tables also identify the net loss amounts included in the accompanying consolidated statements of operations as loss from derivative contracts.

	Six Months Ended June 30, 2013
	(unaudited)
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$56,548	$102,821	$

	Year Ended December 31, 2012
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$159,369	$(159,369)	$

	Year Ended December 31, 2011
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Put options	$	$	$	$(57,053)

For the six months ended June 30, 2012 (unaudited), the Company had no realized or unrealized gains or losses on derivative contracts.